Shares For Service	6 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 11 - Shares For Service	During the year, there was 200,000 shares issued to a consultant. At the issue date, the fair market value of the shares was $0.50 and a charge of $100,000 has been expensed as Shares for Service.